Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

19.   Subsequent Events

In January, February, and March 2022, the Company granted an aggregate of 4,425,142 of restricted stock units to officers, directors, and employees of the Company. The aggregate grant-date fair value of the restricted stock units granted is $15.5 million, which is expected to be recognized as stock-based compensation expense over a period of 4.0 years. Additionally, in March 2022, the Company granted an aggregate of 934,000 performance stock units to officers, directors, and employees of the Company. Based upon the terms of the award agreements, 50% of the applicable units shall vest on January 1, 2023, provided that the Company has achieved its annual bookings goal for fiscal year 2022; and the remaining 50% of the units shall vest on January 1, 2024 if and only if the bookings goal was achieved and subject to the grantee’s continued service through the applicable vesting date.

In March 2022, the Company granted an aggregate of 2,262,925 options to officers of the Company, at an exercise price of $2.32. The aggregate grant-date fair value of the options granted is $5.2 million, which is expected to be recognized as stock-based compensation expense over a period of 4.0 years.